Going Concern (Details Narrative) - Australian Government [Member] $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Proceeds from government assistance	$ 105
Employee wages	55
Proceeds from reimbursement of payroll taxes	43
Income related to small business grants	$ 7